Fair values of financial assets and financial liabilities - Reconciliation of non-market observables (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Day one profit or loss
Closing balance of unrecognised day one profit (loss)	$ 0	$ 1
At fair value | Level 3
Assets
Balance at the beginning of the year	445	344
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(9)	(12)
OCI	(17)	99
Acquisition and issues	260	87
Disposal and settlements	(156)	(72)
Transfer into or out of non-market observables	(16)
Foreign currency translation impacts	2	(1)
Balance at the end of the year	509	445
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	24	(8)
Liabilities
Balance at the beginning of the year	23	32
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(7)	(5)
Acquisition and issues	115	2
Disposal and settlements	(109)	(2)
Transfer into or out of non-market observables	(7)	(4)
Balance at the end of the year	15	23
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	(1)	3
At fair value | Level 3 | Derivative financial instruments
Liabilities
Balance at the beginning of the year	23	32
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(7)	(5)
Acquisition and issues	115	2
Disposal and settlements	(109)	(2)
Transfer into or out of non-market observables	(7)	(4)
Balance at the end of the year	15	23
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	(1)	3
At fair value | Level 3 | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the year	18	5
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Acquisition and issues	31	16
Disposal and settlements	(19)	(3)
Transfer into or out of non-market observables	(4)
Foreign currency translation impacts	1
Balance at the end of the year	27	18
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	(1)	(1)
At fair value | Level 3 | Investment securities
Assets
Balance at the beginning of the year	387	277
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
OCI	(17)	99
Acquisition and issues	84	65
Disposal and settlements	(13)	(54)
Balance at the end of the year	441	387
At fair value | Level 3 | Other
Assets
Balance at the beginning of the year	40	62
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(9)	(12)
Acquisition and issues	145	6
Disposal and settlements	(124)	(15)
Transfer into or out of non-market observables	(12)
Foreign currency translation impacts	1	(1)
Balance at the end of the year	41	40
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	25	(7)
Parent Entity
Day one profit or loss
Closing balance of unrecognised day one profit (loss)	0	1
Parent Entity | At fair value | Level 3
Assets
Balance at the beginning of the year	197	120
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(9)	(12)
OCI	(30)	1
Acquisition and issues	253	107
Disposal and settlements	(139)	(19)
Transfer into or out of non-market observables	(16)
Foreign currency translation impacts	1
Balance at the end of the year	257	197
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	24	(8)
Liabilities
Balance at the beginning of the year	23	32
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(7)	(5)
Acquisition and issues	115	2
Disposal and settlements	(109)	(2)
Transfer into or out of non-market observables	(7)	(4)
Balance at the end of the year	15	23
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	(1)	3
Parent Entity | At fair value | Level 3 | Derivative financial instruments
Liabilities
Balance at the beginning of the year	23	32
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(7)	(5)
Acquisition and issues	115	2
Disposal and settlements	(109)	(2)
Transfer into or out of non-market observables	(7)	(4)
Balance at the end of the year	15	23
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	(1)	3
Parent Entity | At fair value | Level 3 | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the year	18	4
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Acquisition and issues	30	17
Disposal and settlements	(19)	(3)
Transfer into or out of non-market observables	(4)
Foreign currency translation impacts	1
Balance at the end of the year	26	18
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	(1)	(1)
Parent Entity | At fair value | Level 3 | Investment securities
Assets
Balance at the beginning of the year	157	75
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
OCI	(30)	1
Acquisition and issues	79	85
Disposal and settlements	(4)	(4)
Balance at the end of the year	202	157
Parent Entity | At fair value | Level 3 | Other
Assets
Balance at the beginning of the year	22	41
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(9)	(12)
Acquisition and issues	144	5
Disposal and settlements	(116)	(12)
Transfer into or out of non-market observables	(12)
Balance at the end of the year	29	22
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	$ 25	$ (7)